Financial Risk Management Objectives - Summary of Balance of Financial Assets and Liabilities Denominated in a Currency Different from the Company's Reporting Currency (Detail)
฿ in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 THB (฿)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 SGD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 THB (฿)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 SGD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 HKD ($)	Dec. 31, 2016 AUD ($)	Dec. 31, 2016 JPY (¥)	Aug. 13, 2014 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different	$ 184,106,000							$ 160,455,000
Financial liabilities denominated in a currency different	$ 77,560,000							$ 62,964,000								$ 0
Foreign currency risk [Member] | Thai Baht (THB) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different | ฿		฿ 354							฿ 354
Financial liabilities denominated in a currency different | ฿		฿ 30							฿ 30
Foreign currency risk [Member] | Singapore dollars (SGD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different				$ 39							$ 127
Financial liabilities denominated in a currency different				$ 58							$ 23
Foreign currency risk [Member] | Taiwan dollar (TWD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different					$ 5,927							$ 1,602
Financial liabilities denominated in a currency different					$ 1,705							$ 2,201
Foreign currency risk [Member] | Renminbi (RMB) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different | ¥			¥ 115,545							¥ 88,477
Financial liabilities denominated in a currency different | ¥			¥ 21,961							¥ 12,965
Foreign currency risk [Member] | Hong Kong, dollar (HKD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different						$ 31,578							$ 19,840
Financial liabilities denominated in a currency different						$ 42							$ 63
Foreign currency risk [Member] | Australian dollar (AUD) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial assets denominated in a currency different							$ 766							$ 919
Foreign currency risk [Member] | Japanese yen (JPY) [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Financial liabilities denominated in a currency different | ¥															¥ 14,978